787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 13, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 230 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 230 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 230 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason Dynamic Multi-Strategy Fund (the “New Fund”). The New Fund is a “fund of funds” that is managed as an asset allocation program. The New Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective. The New Fund will invest in open-end funds that are managed by affiliates of Legg Mason, Inc. (“Legg Mason”) and in index-based exchange traded funds that are managed by unaffiliated investment advisers, long term fixed-income instruments, equity securities and derivatives. The investment objectives, investment policies, investment strategies and risks of the New Fund are substantially similar to those of the Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Variable Portfolio”), a series of Legg Mason Partners Variable Equity Trust, that commenced operations in November 2011 and was reviewed by the staff of the Office of Insurance Products in the Division of Investment Management.

Since the New Fund is substantially similar to the Variable Portfolio, the disclosure in the New Fund’s Prospectus in the sections entitled “Investment objectives,” “Principal investment strategies,” “Certain risks,” “Management,” “More on the fund’s investment strategies, investments and risks” and “More on the fund’s management” and in the New Fund’s Statement of Additional Information (“SAI”) in the sections entitled “Investment Practices and Risk Factors,” “Investment Policies” and “Investment Management and Other Services” is substantially similar to the disclosure in the Variable Portfolio’s Prospectuses and SAI. In addition, since the New Fund will offer its shares to shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the New Fund’s Prospectus

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April 13, 2012

entitled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the New Fund’s SAI entitled “Management,” “Purchase of Shares,” “Redemption of Shares,” “Exchange Privilege,” “Valuation of Shares,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” and “Taxes” are identical or nearly identical to those sections in the Prospectuses and SAIs of other series of the Trust that have been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris Goldblat, Legg Mason & Co., LLC

Thomas C. Mandia, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP